SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Property, Plant and Equipment

Useful Lives in Years
Buildings	20
Leasehold improvements	1 to 20
Manufacturing equipment	7 to 10
Computer equipment	3 to 7
Solar power systems	30
Furniture and fixtures	3 to 5
Property, Plant and Equipment, Net

	As of
(In thousands)	December 31, 2024	December 31, 2023
Manufacturing equipment	$135,849	$185,536
Land and buildings	130,075	148,808
Leasehold improvements	13,133	85,536
Solar power systems	724	1,318
Computer equipment	42,943	49,220
Furniture and fixtures	720	1,321
Construction-in-process	7,193	22,000
Property, plant and equipment, gross	330,637	493,739
Less: accumulated depreciation and impairment	(257,779)	(213,714)
Property, plant and equipment, net	$72,858	$280,025

Schedule of Finite-Lived Intangible Assets	Definite-lived intangible assets are amortized using the straight-line method over the estimated useful lives of the intangible assets as follows:

Useful Lives in Years
Patents	12
Trademarks	2 to 7
Customers relationship	4
Purchased technology	1 to 7
Intangible Assets, Net

(In thousands)	Gross	Accumulated Amortization	Net
As of December 31, 2024
Trademarks and purchased technology	$2,219	$(1,696)	$523

As of December 31, 2023
Customer relationship	2,600	—	2,600
Trademarks and purchased technology	2,961	(2,209)	752
Total	$5,561	$(2,209)	$3,352